Debt Instruments at Amortized Cost	12 Months Ended
Dec. 31, 2022
Debt instruments held [abstract]
Debt Instruments at Amortized Cost
13.
Debt Instruments at Amortized Cost

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Retail Treasury Bonds	440	400
BDO Asean Bonds	100	—
Fixed Rate Treasury Notes, or FXTN	56	—
Time deposits	—	207
	596	607
Less: Current portion of debt instrument at amortized cost (Note 28)	—	207
Noncurrent portion of debt instrument at amortized cost (Note 28)	596	400

Retail Treasury Bonds

On March 9, 2021, Smart purchased at par a three-year Retail Treasury Bond Tranche 25 with face value of Php100 million maturing on March 9, 2024. The bond has a gross coupon rate of 2.375% payable on a quarterly basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php1.9 million and Php1.5 million for the years ended December 31, 2022 and 2021, respectively. The carrying value of this investment amounted to Php100 million each as at December 31, 2022 and 2021.

On December 2, 2021, PLDT and Smart purchased at par a 5.5-year Retail Treasury Bond Tranche 26 with face value of Php300 million maturing on June 2, 2027. The bond has a gross coupon rate of 4.6250% payable on a quarterly basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php11.1 million and Php904 thousand for the years ended December 31, 2022 and 2021, respectively. The carrying value of this investment amounted to Php300 million each as at December 31, 2022 and 2021.

On March 4, 2022, PLDT and Smart purchased at par a 5-year Retail Treasury Bond Tranche 27 with face value of Php40 million maturing on March 4, 2027. The bond has a gross coupon rate of 4.8750% payable on a quarterly basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php1.3 million for the year ended December 31, 2022. The carrying value of this investment amounted to Php40 million as at December 31, 2022.

On September 29, 2022, Smart purchased at premium a 3-month Retail Treasury Bond 05-11 with face value of Php5 million maturing on December 4, 2022. The bond has a gross coupon rate of 4.6250% payable on a quarterly basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php59 thousand for the year ended December 31, 2022. The carrying value of this investment amounted to nil as at December 31, 2022.

BDO ASEAN Sustainable Bond

On January 28, 2022, PLDT and Smart purchased at par a two-year BDO Fixed Rate ASEAN Sustainability Bond Due 2024 with face value of Php100 million maturing on January 28, 2024. The bond has a gross coupon rate of 2.90% payable on a quarterly basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php2.1 million for the year ended December 31, 2022. The carrying value of this investment amounted to Php100 million as at December 31, 2022.

FXTN

On June 3, 2022, Smart purchased at a discount a three-year FXTN 03-27 with face value of Php25 million maturing on April 7, 2025. The bond has a gross coupon rate of 4.25% payable on a semi-annual basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php760 thousand for the year ended December 31, 2022. The carrying value of this investment amounted to Php25 million as at December 31, 2022.

On June 16, 2022, Smart purchased at a premium a seven-year FXTN 07-67 with face value of Php10 million maturing on May 19, 2029. The bond has a gross coupon rate of 6.5% payable on a semi-annual basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php361 thousand for the year ended December 31, 2022. The carrying value of this investment amounted to Php10 million as at December 31, 2022.

On July 7, 2022, PLDT and Smart purchased at a premium a four-year FXTN 07-62 with face value of Php20 million maturing on February 14, 2026. The bond has a gross coupon rate of 6.25% payable on a semi-annual basis. The bond is classified as debt instrument at amortized cost. Interest income, net of withholding tax, recognized on this investment amounted to Php1.4 million for the year ended December 31, 2022. The carrying value of this investment amounted to Php21 million as at December 31, 2022.

Time Deposits

In June 2020, PLDT invested US$10.0 million in a two-year time deposit with BDO Unibank, Inc., or BDO, maturing on June 29, 2022 at a gross coupon rate of 0.90% (net of Trust Fees). This long-term fixed rate time deposit pays interest on a monthly basis or an estimate of 30 days. The deposits may be terminated prior to maturity at the applicable pretermination rates. Investment was preterminated on October 21, 2021. Interest income, net of withholding tax, recognized on this investment amounted to US$63 thousand, or Php3.1 million, and US$39 thousand, or Php1.9 million, for the years ended December 31, 2021 and 2020, respectively.

In July 2020, PLDT invested US$10.0 million in a two-year time deposit with BDO maturing on July 2, 2022 at a gross coupon rate of 1.00%. This long-term fixed rate time deposit pays interest on a monthly basis or an estimate of 30 days. The deposits may be terminated prior to maturity at the applicable pretermination rates. Investment was preterminated on October 21, 2021. Interest income, net of withholding tax, recognized on this investment amounted to US$69 thousand, or Php3.4 million, and US$43 thousand, or Php2.1 million, for the years ended December 31, 2021 and 2020, respectively.

In July 2020, PLDT and Smart invested US$2.0 million each in a two-year time deposit with Landbank of the Philippines, or LBP, which matured on July 29, 2022 and August 1, 2022, respectively, at a gross coupon rate of 2.00%. These long-term fixed rate time deposits pay interest on a yearly basis or an estimate of 360 days. The deposit may be terminated prior to maturity at the applicable pretermination rates. Interest income, net of withholding tax, recognized on this investment amounted to US$40 thousand, or Php2.4 million, US$68 thousand, or Php3.5 million, and US$30 thousand, or Php1.4 million, for the years ended December 31, 2022, 2021 and 2020, respectively. The carrying value of this investment amounted to nil and Php207 million as at December 31, 2022 and 2021, respectively.

GT Capital Bond

In February 2013, Smart purchased at par a seven-year GT Capital Bond with face value of Php150 million which matured on February 27, 2020. The bond has a gross coupon rate of 4.84% payable on a quarterly basis. Interest income, net of withholding tax, recognized on this investment amounted to Php1 million for the year ended December 31, 2020.